Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Feb. 07, 2019	Oct. 03, 2018
Western Asset Short Duration Income ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Western Asset Short Duration Income ETF (NAV)
Account Value	$ 12,088	$ 11,386	$ 10,744	$ 10,871	$ 11,314	$ 9,545	$ 10,177	$ 10,000
Western Asset Total Return ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Western Asset Total Return ETF (NAV)
Account Value	$ 10,478	10,061	9,949	10,732	12,065	11,064	10,570		$ 10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,878	10,372	10,199	10,711	11,175	11,096	10,186	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,173	10,653	10,475	11,002	11,478	11,397	10,463		$ 10,000
Bloomberg U.S. Corporate -3 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate 1-3 Year Index
Account Value	$ 11,818	$ 11,134	$ 10,603	$ 10,565	$ 10,844	$ 10,289	$ 10,105	$ 10,000